UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):              [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   310 286-2929
         ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA           February 12, 2010
--------------------                 ---------------           -----------------
    [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:              0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:        29
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FORM 13F INFORMATION TABLE VALUE TOTAL:   203,076
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LIST OF OTHER INCLUDED MANAGERS:  NONE

                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Capitalsource Inc. 4.000% due 7/15/34   NOTE              14055xae2    8,190   9,000,000 PRN       SOLE            SOLE
Capitalsource Inc. 7.250% due 7/15/37   NOTE              14055xag7    7,609   8,478,000 PRN       SOLE            SOLE
Cheniere Energy Inc. 2.25% due 8/1/12   NOTE              16411rae9   11,250  25,000,000 PRN       SOLE            SOLE
Coeur D'Alene Mines Corp 3.25% Due
  3/15/28                               NOTE              192108ar9   22,695  25,500,000 PRN       SOLE            SOLE
Flotek Industries Inc. 5.25% Due
  2/15/28                               NOTE              343389aa0    3,180   6,000,000 PRN       SOLE            SOLE
Playboy Enterprises Inc. 3.00% due
  3/15/25                               NOTE              728117ab8    5,880   7,000,000 PRN       SOLE            SOLE
UAL Corp 5.00% due 2/1/21               NOTE              902549ae4    5,101   5,500,000 PRN       SOLE            SOLE
UAL Corp 4.50% due 6/30/21              NOTE              902549ah7   33,930  39,000,000 PRN       SOLE            SOLE
AEP Industries Inc.                     COM               001031103   26,865     701,800 SH        SOLE            SOLE
CF Industries Holdings Inc              COM               125269100   13,617     150,000 SH        SOLE            SOLE
CIT Group Inc.                          COM               125581801   21,057     762,654 SH        SOLE            SOLE
Coeur d'Alene Mining Corp IDA           COM               192108504   11,127     616,103 SH        SOLE            SOLE
Dicks Sporting Goods Inc                COM               253393102    2,487     100,000 SH        SOLE            SOLE
Greenlight Capital RE Ltd               COM               g4095j109    2,359     100,000 SH        SOLE            SOLE
ITC Deltacom Inc                        COM               465685105    1,801     978,854 SH        SOLE            SOLE
Liberty Media Corp                      COM               53071M708    4,615     100,000 SH        SOLE            SOLE
NCI Building Systems                    COM               628852105    7,417   4,098,000 SH        SOLE            SOLE
Novagold Resources Inc                  COM               66987E206    1,716     280,000 SH        SOLE            SOLE
Odyssey Marine Exploration Inc.         COM               676118102      694     492,000 SH        SOLE            SOLE
Orbitz Worldwide Inc.                   COM               68557K109    2,753     375,000 SH        SOLE            SOLE
Terra Industries Inc.                   COM               880915103    2,414      75,000 SH        SOLE            SOLE
Market Vectors Gold Miners ETF          GOLD MINER ETF    57060u100   10,397     225,000 SH        SOLE            SOLE
Augusta Resource Corp                   COM               050912203    6,307   2,636,300 SH        SOLE            SOLE
American International Group Inc.
  8.50% due 8/1/11                      UNIT 08/01/2011   026874115    1,866     164,700 SH        SOLE            SOLE
Alliance Data Systems                   COM               018581958        7       1,500    PUT    SOLE            SOLE
CF Industries Holdings Inc              COM               125269950      356       1,500    PUT    SOLE            SOLE
Ebix Inc.                               COM               278715956      138       1,100    PUT    SOLE            SOLE
Moody's Inc                             COM               615369955      320       1,000    PUT    SOLE            SOLE
YRC Worldwide Inc                       COM               984249952      403       7,682    PUT    SOLE            SOLE
YRC Worldwide Inc                       COM               984249952       14          66    PUT    SOLE            SOLE
YRC Worldwide Inc                       COM               984249952    2,310       7,000    PUT    SOLE            SOLE

                                                 -----------------------------
TOTAL                                                                203,076
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